March 8, 2013



VIA EDGAR
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Resource Variable Account B (811-04716)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Resource Variable Account B, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2012 has been transmitted to contract owners accordingly.

We incorporate by reference the following annual reports for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds
				(Invesco Variable Insurance Funds)
		Registration No.:  811-07452
		CIK No.:  0000896435
		Accession No.:  0001193125-13-083143
		Date of Filing:  2013-02-28

		Filer/Entity:  AllianceBernstein Variable Products
				Series Fund, Inc.
		Registration No.:  811-05398
		CIK No.:  0000825316
		Accession No.:  0001193125-13-071399
		Date of Filing: 2013-02-22

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0001437749-13-001847
		Date of Filing: 2013-02-22

		Filer/Entity:  American Funds Insurance Series
		Registration No.:  811-03857
		CIK No.:  0000729528
		Accession No.:  0000051931-13-000256
		Date of Filing: 2013-03-08

		Filer/Entity:  BlackRock Variable Series Funds, Inc.
		Registration No.:  811-03290
		CIK No.:  0000355916
		Accession No.:  0001193125-13-083651
		Date of Filing:  2013-02-28

		Filer/Entity:  Calvert Variable Products, Inc.
		Registration No.:  811-04000
		CIK No.:  0000743773
		Accession No.:  0000743773-13-000009
		Date of Filing: 2013-03-11

		Filer/Entity: Columbia Funds Variable Series Trust II Registration No.: 811-22127
		CIK No.:  0001413032
		Accession No.:  0001193125-13-089470
		Date of Filing:  2013-03-04

		Filer/Entity:  DFA Investment Dimensions Group Inc.
		Registration No.:  811-03258
		CIK No.:  0000355437
		Accession No.:  0001193125-13-005458
		Date of Filing:  2013-01-07

		Filer/Entity:  Delaware VIP Trust
		Registration No.:  811-05162
		CIK No.:  0000814230
		Accession No.:  0001206774-13-000861
		Date of Filing: 2013-03-04

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  0001056707
		Accession No.:  0001056707-13-000001
		Date of Filing:  2013-02-14

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-13-000001
		Date of Filing: 2013-02-14

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-13-000001
		Date of Filing: 2013-02-13

		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-13-000005
		Date of Filing: 2013-02-14

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-13-000213
		Date of Filing: 2013-02-26

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-13-000215
		Date of Filing: 2013-02-26

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-13-000452
		Date of Filing:  2013-02-26

		Filer/Entity:  Franklin Templeton Variable Insurance
				Products Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession No.:  0001193125-13-092996
				0001193125-13-092994
		Date of Filings:  2013-03-06

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001193125-13-093306
		Date of Filing: 2013-03-06

		Filer/Entity:  JPMorgan Insurance Trust
		Registration No.:  811-07874
		CIK No.:  0000909221
		Accession No.:  0001193125-13-087784
		Date of Filing: 2013-03-01

		Filer/Entity:  Janus Aspen Series
		Registration No.:  811-07736
		CIK No.:  0000906185
		Accession No.:  0000950123-13-001391
		Date of Filing:  2013-02-28

		Filer/Entity:  MFS Variable Insurance Trust
		Registration No:  811-08326
		CIK No.:  0000918571
		Accession No.:  0001193125-13-084093
		Date of Filing: 2013-02-28

		Filer/Entity:  MFS Variable Insurance Trust II
		Registration No:  811-03732
		CIK No.:  0000719269
		Accession No.:  0001193125-13-084586
		Date of Filing: 2013-02-28

		Filer/Entity:  PIMCO Variable Insurance Trust
		Registration No.:  811-08399
		CIK No.:  0001047304
		Accession No.:  0001193125-13-085395
		Date of Filing: 2013-03-01

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-13-000024
		Date of Filing:  2013-02-27

		Filer/Entity:  Royce Capital Fund
		Registration No:  811-07537
		CIK No.:  0001006387
		Accession No.:  0000949377-13-000046
		Date of Filing: 2013-02-26

		Filer/Entity:  Sentinel Variable Products Trust
		Registration No:  811-09917
		CIK No.:  0001112513
		Accession No.:  0001104659-13-018725
		Date of Filing:  2013-03-08

		Filer/Entity:  Symetra Mutual Funds Trust
		Registration No.:  811-22653
		CIK No.:  0001538307
		Accession No.:  0000894189-13-001381
		Date of Filing:  2013-03-04

		Filer/Entity:  T. Rowe Price Equity Series, Inc.
		Registration No.:  811-07143
		CIK No.:  0000918294
		Accession Nos.:  0001206774-13-000768
				  0001206774-13-000763
				  0001206774-13-000754
				  0001206774-13-000747
		Date of Filings: 2013-02-25

		Filer/Entity: T. Rowe Price International Series, Inc. Registration No.: 811-07145
		CIK No.:  0000918292
		Accession No.:  0001206774-13-000760
		Date of Filing: 2013-02-25

		Filer/Entity:  Van Eck VIP Trust
		Registration No.:  811-05083
		CIK No.:  0000811976
		Accession Nos.:  0000930413-13-001545
  				 0000930413-13-001547
		Date of Filings:  2013-03-08

		Filer/Entity:  Vanguard Variable Insurance Funds
		Registration No.:  811-05962
		CIK No.:  0000857490
		Accession No.:  0000932471-13-005784
		Date of Filing: 2013-03-01

		Filer/Entity:  Variable Insurance Products Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000356494-13-000007
		Date of Filing: 2013-02-20

		Filer/Entity:  Variable Insurance Products Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000831016-13-000005
		Date of Filing: 2013-02-20

		Filer/Entity:  Variable Insurance Products III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.:  0000927384-13-000010
		Date of Filing: 2013-02-20

		Filer/Entity:  Variable Insurance Products Fund IV
		Registration No.:  811-03759
		CIK No.:  0000720318
		Accession No.:  0001265551-13-000001
		Date of Filing: 2013-02-22

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000722574-13-000136
				0000803013-13-000013
		Date of Filings: 2013-03-04
				2013-02-25




If you have any questions regarding this filing, please contact me at
(425) 256-5026.

					Sincerely,

					/s/Jacqueline M. Veneziani

					Jacqueline M. Veneziani
					Vice President and Associate
					General Counsel

RE: Have you changed your email address?

Dear Valued Customer:

We have attempted to notify you by email that you have new regulatory documents available for viewing, but each time the email has been returned as undeliverable. The documents are for the portfolios available in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance Company ("Symetra Life") or by First Symetra National Life Insurance Company of New York ("First Symetra").

This is a concern for us because the Securities and Exchange Commission (SEC) requires that we notify you when a new regulatory document is available for viewing. If you wish to continue receiving these notifications by email, please log in to your account and update your email address immediately. You can view these regulatory documents at www.symetra.com.(Customers with a variable annuity issued by First Symetra can view regulatory documents at www.symetra. com/newyork.)

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PT or your registered representative.

/s/Thomas M. Marra

Thomas M. Marra
President
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York


Symetra Life Insurance Company, not a licensed insurer in New York, is the parent company of First Symetra National Life Insurance Company of New York.

RE: Regulatory Documents for Your Variable Annuity or Variable Life Insurance Product(s)

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the links below to view the regulatory documents for the portfolios in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance Company or by First Symetra National Life Insurance Company of New York.

[insert links to each document]

As always, we are committed to providing you with quality products and services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PT or your registered representative.


Thomas M. Marra
President